SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Software	$ 221,494	$ 209,773
Land use right	2,238,435	2,119,983
Total	2,459,929	2,329,756
Less: accumulated amortization	(674,048)	(581,001)
Impairment of intangible assets	(1,205,990)
Intangible assets, net	$ 579,891	$ 1,748,755